Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Sales revenue	€ 13,904	€ 8,969
Cost of sales	(2,483)	(1,653)
Gross profit from sales	11,421	7,316
Operating expenses
Research and development costs	(2,322)	(2,188)
General administrative costs	(7,768)	(4,079)
Sales costs	(14,195)	(8,311)
Loss from operations	(12,864)	(7,261)
Interest expenses	(1,057)	(990)
Effective interest expenses	(497)	(76)
Interest income	209	4
Other expenses	(188)	(43)
Other income	6,101	681
Badwill	17,323	0
Profit/loss before income tax	9,027	(7,685)
Income tax	(26)	0
Profit/loss for the period	9,001	(7,685)
Expenses and income not included in profit/loss
Items which may in future be regrouped into the profit and loss statement under certain conditions. Translation differences resulting from the conversion of foreign business operations.	(444)	(411)
Other expenses and income total	(444)	(411)
Profit/loss for the period	€ 8,557	€ (8,096)
Basic earnings per share in EUR	€ 0.2	€ (0.18)
Diluted earnings per share in EUR	€ 0.2	€ (0.18)